Note 19 - Derivatives (Tables)	6 Months Ended
Jun. 30, 2025
Notes Tables
Schedule of Derivative Instruments [Table Text Block]
Effective date	Termination date	Notional amount (Non-amortizing) on effective date in Euro	Notional amount (Non-amortizing) on effective date in USD	Fixed rate (Costamare receives in Euro)	Fixed rate (Costamare pays in USD)	Fair value June 30, 2025 (in USD)

21/5/2021	21/11/2025	€50,000	$61,175	2.70%	4.10%	$(2,228)
25/5/2021	21/11/2025	€50,000	$61,200	2.70%	4.05%	$(2,457)
Total fair value						$(4,685)

Schedule of Derivatives In ASC 815 Cash Flow Hedging Relationships [Table Text Block]
The Effect of Derivative Instruments for the six-month periods ended
June 30, 2024 and 2025
Derivatives in ASC 815 Cash Flow Hedging Relationships
	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative
	2024	2025
Interest rate swaps and cross-currency swaps	$15,792	$(1,482)
Interest rate caps (included component)	5,054	(933)
Interest rate caps (excluded component) (1)	(5,371)	(4,422)
Reclassification to Interest and finance costs	(12,942)	(5,093)
Reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs	3,060	2,029
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation	31	31
Total	$5,624	$(9,870)

Schedule of Derivatives Not Designated as Hedging Instruments under ASC 815 [Table Text Block]
Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Gain on derivative instruments, net	Amount of Gain / (Loss) Recognized in Gain on derivative instruments, net
		2024	2025
Cross-currency swaps	Gain / (loss) on derivative instruments, net	$-	$13,702
FX option zero cost collar	Gain / (loss) on derivative instruments, net	-	(2,995)
Forward currency contracts	Gain / (loss) on derivative instruments, net	(3,212)	3,060
Total		$(3,212)	$13,767